Contract Liabilities - Schedule of Change in Contract Liabilities (Details) £ in Thousands	12 Months Ended
Dec. 31, 2020 GBP (£)
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
At January 1, 2020	£ 17,993
Additions during year	55,601
Revenue unwound during year - from 2019	(1,048)
Revenue unwound during year - from current year	(4,167)
At December 31, 2020	68,379
Current
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
At January 1, 2020	2,478
Additions during year	19,779
Revenue unwound during year - from 2019	(1,048)
Revenue unwound during year - from current year	(4,167)
At December 31, 2020	17,042
Non-current
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
At January 1, 2020	15,515
Additions during year	35,822
At December 31, 2020	£ 51,337